Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Mining concessions [Member]
Cost
Cost, Beginning Balance	[1]	S/ 112,098	S/ 75,914
Cost, Additions	[1]		36,184
Cost, Sales and/or retirement	[1]	(1,668)
Cost, Transfers	[1]
Cost, Ending balance	[1]	110,430	112,098
Accumulated depreciation
Accumulated depreciation, Beginning balance	[1]	12,472	12,400
Accumulated depreciation, Additions	[1]	72	72
Accumulated depreciation, Sales and/or retirement	[1]	(259)
Accumulated depreciation, Transfers	[1]
Accumulated depreciation, Ending balance	[1]	12,285	12,472
Impairment (b)
Impairment, Beginning balance	[1]	52,056	42,859
Impairment, Additions	[1]		9,197
Impairment, Lows	[1]	(1,092)
Impairment, Ending balance	[1]	50,964	52,056
Net book value, Beginning balance	[1]	47,570
Net book value, Ending balance	[1]	47,181	47,570
Mine development costs [Member]
Cost
Cost, Beginning Balance	[1]	71,090	65,842
Cost, Additions	[1]	1,023	19,870
Cost, Sales and/or retirement	[1]	(247)	(101)
Cost, Transfers	[1]	(8,077)	(14,521)
Cost, Ending balance	[1]	63,789	71,090
Accumulated depreciation
Accumulated depreciation, Beginning balance	[1]	11,234	10,868
Accumulated depreciation, Additions	[1]	424	422
Accumulated depreciation, Sales and/or retirement	[1]		(56)
Accumulated depreciation, Transfers	[1]	(171)
Accumulated depreciation, Ending balance	[1]	11,487	11,234
Impairment (b)
Impairment, Beginning balance	[1]	24,573	24,048
Impairment, Additions	[1]		525
Impairment, Lows	[1]
Impairment, Ending balance	[1]	24,573	24,573
Net book value, Beginning balance	[1]	35,283
Net book value, Ending balance	[1]	27,729	35,283
Land [Member]
Cost
Cost, Beginning Balance		258,584	255,135
Cost, Additions		1,827	3,449
Cost, Sales and/or retirement		(268)
Cost, Transfers
Cost, Ending balance		260,143	258,584
Accumulated depreciation
Accumulated depreciation, Beginning balance
Accumulated depreciation, Additions
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers
Accumulated depreciation, Ending balance
Impairment (b)
Impairment, Beginning balance	[1]	3,985	3,624
Impairment, Additions	[1]		361
Impairment, Lows	[1]
Impairment, Ending balance	[1]	3,985	3,985
Net book value, Beginning balance		254,599
Net book value, Ending balance		256,158	254,599
Buildings and other construction [Member]
Cost
Cost, Beginning Balance		822,229	694,554
Cost, Additions
Cost, Sales and/or retirement
Cost, Transfers		214,297	127,675
Cost, Ending balance		1,036,526	822,229
Accumulated depreciation
Accumulated depreciation, Beginning balance		198,656	176,478
Accumulated depreciation, Additions		21,858	20,113
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers		86,734	2,065
Accumulated depreciation, Ending balance		307,248	198,656
Impairment (b)
Impairment, Beginning balance	[1]	31,038	13,579
Impairment, Additions	[1]		17,459
Impairment, Lows	[1]
Impairment, Ending balance	[1]	31,038	31,038
Net book value, Beginning balance		592,535
Net book value, Ending balance		698,240	592,535
Machinery, equipment and related spare parts [Member]
Cost
Cost, Beginning Balance		1,883,083	1,711,540
Cost, Additions		20,710	25,891
Cost, Sales and/or retirement		(1,056)	(41,075)
Cost, Transfers		(162,491)	186,727
Cost, Ending balance		1,740,246	1,883,083
Accumulated depreciation
Accumulated depreciation, Beginning balance		857,790	783,525
Accumulated depreciation, Additions		104,237	98,915
Accumulated depreciation, Sales and/or retirement		(760)	(22,620)
Accumulated depreciation, Transfers		(86,431)	(2,030)
Accumulated depreciation, Ending balance		874,836	857,790
Impairment (b)
Impairment, Beginning balance	[1]	12,918	12,918
Impairment, Additions	[1]		17,669
Impairment, Lows	[1]		(17,669)
Impairment, Ending balance	[1]	12,918	12,918
Net book value, Beginning balance		1,012,375
Net book value, Ending balance		852,492	1,012,375
Furniture and accessories [Member]
Cost
Cost, Beginning Balance		11,079	11,080
Cost, Additions		872	432
Cost, Sales and/or retirement		(136)	(162)
Cost, Transfers		149	(271)
Cost, Ending balance		11,964	11,079
Accumulated depreciation
Accumulated depreciation, Beginning balance		8,771	8,408
Accumulated depreciation, Additions		484	516
Accumulated depreciation, Sales and/or retirement		(124)	(153)
Accumulated depreciation, Transfers
Accumulated depreciation, Ending balance		9,131	8,771
Impairment (b)
Impairment, Beginning balance	[1]	200	200
Impairment, Additions	[1]		8
Impairment, Lows	[1]		(8)
Impairment, Ending balance	[1]	200	200
Net book value, Beginning balance		2,108
Net book value, Ending balance		2,633	2,108
Transportation units [Member]
Cost
Cost, Beginning Balance		105,383	107,337
Cost, Additions		2,472	160
Cost, Sales and/or retirement		(4,825)	(2,064)
Cost, Transfers		2,063	(50)
Cost, Ending balance		105,093	105,383
Accumulated depreciation
Accumulated depreciation, Beginning balance		83,335	79,014
Accumulated depreciation, Additions		5,300	6,252
Accumulated depreciation, Sales and/or retirement		(4,339)	(1,896)
Accumulated depreciation, Transfers			(35)
Accumulated depreciation, Ending balance		84,296	83,335
Impairment (b)
Impairment, Beginning balance	[1]	26	26
Impairment, Additions	[1]		1
Impairment, Lows	[1]		(1)
Impairment, Ending balance	[1]	26	26
Net book value, Beginning balance		22,022
Net book value, Ending balance		20,771	22,022
Computer equipment and tools [Member]
Cost
Cost, Beginning Balance		45,187	41,304
Cost, Additions		4,164	3,209
Cost, Sales and/or retirement		(227)	(316)
Cost, Transfers		1,603	990
Cost, Ending balance		50,727	45,187
Accumulated depreciation
Accumulated depreciation, Beginning balance		28,834	25,429
Accumulated depreciation, Additions		4,184	3,606
Accumulated depreciation, Sales and/or retirement		(207)	(201)
Accumulated depreciation, Transfers
Accumulated depreciation, Ending balance		32,811	28,834
Impairment (b)
Impairment, Beginning balance	[1]	454	454
Impairment, Additions	[1]
Impairment, Lows	[1]
Impairment, Ending balance	[1]	454	454
Net book value, Beginning balance		15,899
Net book value, Ending balance		17,462	15,899
Quarry rehabilitation costs [Member]
Cost
Cost, Beginning Balance		16,233	11,775
Cost, Additions		1,465	4,458
Cost, Sales and/or retirement
Cost, Transfers
Cost, Ending balance		17,698	16,233
Accumulated depreciation
Accumulated depreciation, Beginning balance		2,650	2,522
Accumulated depreciation, Additions		167	128
Accumulated depreciation, Sales and/or retirement
Accumulated depreciation, Transfers
Accumulated depreciation, Ending balance		2,817	2,650
Impairment (b)
Impairment, Beginning balance	[1]
Impairment, Additions	[1]
Impairment, Lows	[1]
Impairment, Ending balance	[1]
Net book value, Beginning balance		13,583
Net book value, Ending balance		14,881	13,583
Capitalized interest [Member]
Cost
Cost, Beginning Balance	[2]	74,297	68,165
Cost, Additions	[2]		6,132
Cost, Sales and/or retirement	[2]
Cost, Transfers	[2]
Cost, Ending balance	[2]	74,297	74,297
Accumulated depreciation
Accumulated depreciation, Beginning balance	[2]	12,167	10,542
Accumulated depreciation, Additions	[2]	1,646	1,625
Accumulated depreciation, Sales and/or retirement	[2]
Accumulated depreciation, Transfers	[2]
Accumulated depreciation, Ending balance	[2]	13,813	12,167
Impairment (b)
Impairment, Beginning balance	[1],[2]	1,413
Impairment, Additions	[1],[2]		1,413
Impairment, Lows	[1],[2]
Impairment, Ending balance	[1],[2]	1,413	1,413
Net book value, Beginning balance	[2]	60,717
Net book value, Ending balance	[2]	59,071	60,717
Work in progress and units in transit [Member]
Cost
Cost, Beginning Balance	[3]	46,081	172,821
Cost, Additions	[3]	40,788	174,435
Cost, Sales and/or retirement	[3]	(1,149)	(559)
Cost, Transfers	[3]	(47,778)	(300,616)
Cost, Ending balance	[3]	37,942	46,081
Accumulated depreciation
Accumulated depreciation, Beginning balance	[3]
Accumulated depreciation, Additions	[3]
Accumulated depreciation, Sales and/or retirement	[3]
Accumulated depreciation, Transfers	[3]
Accumulated depreciation, Ending balance	[3]
Impairment (b)
Impairment, Beginning balance	[1],[3]	3,421	735
Impairment, Additions	[1],[3]		2,686
Impairment, Lows	[1],[3]
Impairment, Ending balance	[1],[3]	3,421	3,421
Net book value, Beginning balance	[3]	42,660
Net book value, Ending balance	[3]	34,521	42,660
Total [Member]
Cost
Cost, Beginning Balance		3,445,344	3,215,467
Cost, Additions		73,321	274,220
Cost, Sales and/or retirement		(9,576)	(44,277)
Cost, Transfers		(234)	(66)
Cost, Ending balance		3,508,855	3,445,344
Accumulated depreciation
Accumulated depreciation, Beginning balance		1,215,909	1,109,186
Accumulated depreciation, Additions		138,372	131,649
Accumulated depreciation, Sales and/or retirement		(5,689)	(24,926)
Accumulated depreciation, Transfers		132
Accumulated depreciation, Ending balance		1,348,724	1,215,909
Impairment (b)
Impairment, Beginning balance	[1]	130,084	98,443
Impairment, Additions	[1]		49,319
Impairment, Lows	[1]	(1,092)	(17,678)
Impairment, Ending balance	[1]	128,992	130,084
Net book value, Beginning balance		2,099,351
Net book value, Ending balance		S/ 2,031,139	S/ 2,099,351

[1]	Mining concessions mainly include acquisitions costs related to coal concessions acquired in previous years and the cost of certain concessions acquired in January 2023 for exploration activities in areas of interest to the cement business for S/34,350,000, through the purchase of the company Corporación Materiales Piura S.A.C.
[2]	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.
[3]	Work in progress included in property, plant and equipment as of December 31, 2024 and 2023 is mainly related to complementary facilities of the cement plants.